PGIM Municipal Income Opportunities ETF Investment Strategy - PGIM Municipal Income Opportunities ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in municipal obligations whose income is exempt from federal income taxes. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. For purposes of this policy, such municipal obligations include: zero coupon bonds, variable rate demand obligations, short term municipal notes, tax-exempt commercial paper, municipal lease obligations, municipal general obligation bonds, municipal revenue bonds, municipal bonds, the interest on which is subject to the federal alternative minimum tax (“AMT”), pre-refunded and escrowed to maturity bonds, municipal cash equivalents, private activity bonds and municipal mortgage-backed and asset-backed securities, including auction rate securities and municipal bonds restricted from sale and also include other investments (including derivatives) with similar economic characteristics. Although the Fund may invest in instruments of any duration or maturity, the Fund, under normal conditions, seeks to maintain a weighted average portfolio duration of two to eight years. The Fund's weighted average portfolio duration, however, may be longer at any time or from time to time depending on market conditions. The Fund is an actively managed exchange-traded fund (“ETF”) and, thus, does not seek to replicate the performance of a specified index. The Fund, under normal conditions, invests at least 70% of its investable assets in “investment grade” municipal debt obligations. Investment grade municipal debt obligations are bonds rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB- or higher by S&P Global Ratings (“S&P”), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), and unrated debt obligations that the subadviser believes are comparable in quality. The Fund, under normal conditions, may also invest up to 30% of its investable assets in high yield municipal debt obligations or junk bonds. High yield or junk bonds are rated Ba1 or lower by Moody’s or BB+ or lower by S&P, or comparably rated by another NRSRO, and unrated debt obligations that the subadviser believes are comparable in quality. Lower-rated bonds tend to offer higher yields, but also offer greater risks, than higher-rated bonds. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the subadviser’s bottom-up research which informs security selection. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer, which includes a review of the composition of revenue, profitability, cash flow margin, and leverage. The Fund may invest in derivative instruments, including, but not limited to, futures, forwards, options, swaps, and options on swaps, to try to enhance return or to try to reduce (“hedge”) investment risks.